SCHEDULE IV-REINSURANCE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RLI Insurance Group Premiums earned
Direct amount	$ 625,963	$ 599,669	$ 640,034
Ceded to other companies	154,495	153,924	162,362
Assumed from other companies	66,984	47,637	14,289
Net amount	538,452	493,382	491,961
Percentage of amount assumed to net	12.40%	9.70%	2.90%
Casualty
RLI Insurance Group Premiums earned
Direct amount	327,411	325,707	365,928
Ceded to other companies	91,991	94,807	101,334
Assumed from other companies	778	1,147	1,363
Net amount	236,198	232,047	265,957
Percentage of amount assumed to net	0.30%	0.50%	0.50%
Property
RLI Insurance Group Premiums earned
Direct amount	194,946	189,298	199,019
Ceded to other companies	56,356	53,487	54,578
Assumed from other companies	65,070	45,834	10,862
Net amount	203,660	181,645	155,303
Percentage of amount assumed to net	32.00%	25.20%	7.00%
Surety
RLI Insurance Group Premiums earned
Direct amount	103,606	84,664	75,087
Ceded to other companies	6,148	5,630	6,450
Assumed from other companies	1,136	656	2,064
Net amount	$ 98,594	$ 79,690	$ 70,701
Percentage of amount assumed to net	1.20%	0.80%	2.90%